Financial Derivatives (Gains (Losses) on Derivatives Not Designated As Hedging Instruments under GAAP) (Details) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net	$ 307	$ 651	$ 440
Customer Contracts [Member]
Derivative [Line Items]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net	162	149	87
Customer Contracts [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net	78	71	41
Customer Contracts [Member] | Foreign Exchange And Other Contract [Member]
Derivative [Line Items]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net	84	78	46
Other Risk Management Activity [Member]
Derivative [Line Items]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net	(7)	282	35
Other Risk Management Activity [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net			(19)
Other Risk Management Activity [Member] | Foreign Exchange And Other Contract [Member]
Derivative [Line Items]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net	(7)	282	54
Mortgage Banking [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net	$ 152	$ 220	$ 318